2. Summary of Significant Accounting Policies: (f) Basic and Diluted Net Income (loss) Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Apr. 30, 2016	Apr. 30, 2015
Details
Potentially dilutive shares outstanding	32,247,638	20,292,620	20,292,620	8,713,784